Document and Entity Information	6 Months Ended
Dec. 31, 2013
Document and Entity Information
Entity Registrant Name	CUBIC ENERGY INC
Entity Central Index Key	0000319156
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form S-1 amends and restates the Annual Report and quarterly information contained in the original S-1 filed January 10, 2014.
Pre-Effective Amendment Number	1
Entity Filer Category	Smaller Reporting Company